BORROWINGS - Other long-term borrowings (Details) ¥ in Thousands, € in Millions, $ in Millions	1 Months Ended												3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Aug. 31, 2020	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
BORROWINGS
Long-term Debt	¥ 13,926,847															¥ 13,926,847
JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")
BORROWINGS
Fixed annual return (as a percent)									6.00%
Noncontrolling interest derecognized															¥ 997,000
New loan liabilities at fair value									¥ 1,114,000
Long-term Debt	1,223,000															1,223,000	¥ 1,535,000
Outstanding balance in next 12 months	200,000															200,000
Amount repaid																300,000
JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko")
BORROWINGS
Noncontrolling interest derecognized																1,164,000
New loan liabilities at fair value															1,193,000
Outstanding balance in next 12 months	994,000															994,000
Amount repaid																106,000
JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko") | Minimum
BORROWINGS
Fixed annual return (as a percent)																				4.75%
JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko") | Maximum
BORROWINGS
Fixed annual return (as a percent)																				5.23%
JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu")
BORROWINGS
Fixed annual return (as a percent)										6.00%
Equity interest that will be repurchased (as a percent)										45.00%
Noncontrolling interest derecognized															779,000
New loan liabilities at fair value															818,000
Long-term Debt	668,000															668,000	754,000
Outstanding balance in next 12 months	301,000															301,000
Amount repaid																100,000
JinkoSolar (Chuzhou) Co., Ltd. ("Jinko Chuzhou")
BORROWINGS
Fixed annual return (as a percent)										4.35%
Equity interest that will be repurchased (as a percent)										45.00%
Ownership interest held												45.00%
Noncontrolling interest derecognized															859,000
New loan liabilities at fair value															¥ 846,000
Term of loan agreement							5 years	5 years
Interest-free half-year loan							¥ 100,000	¥ 150,000
Interest rate (in %)							4.35%	4.35%
Long-term Debt	288,000															288,000	701,000
Amount repaid																410,000
Jinko Energy Storage Technology Co., Ltd.
BORROWINGS
Investments in subsidiaries	1,500,000
Loan Agreement With Yushan Jinko
BORROWINGS
Term of loan agreement				6 years	6 years	6 years
Interest-free half-year loan				¥ 100,000	¥ 100,000	¥ 200,000
Interest rate (in %)				4.90%	4.90%	4.90%													4.90%
Long-term Debt	375,000															375,000	¥ 378,000
Loan Agreement With Anhui Jinko
BORROWINGS
Term of loan agreement						6 years											6 years
Interest-free half-year loan						¥ 455,000
Interest rate (in %)						5.58%
Long-term Debt	381,000															381,000	¥ 680,000
Amount repaid																300,000
Loan Agreement With Haining Jinko
BORROWINGS
Term of loan agreement		5 years						5 years
Interest-free half-year loan		¥ 1,000,000						¥ 690,000
Interest rate (in %)		5.06%						10.00%
Long-term Debt	2,591,000															¥ 2,591,000	2,695,000
Loan Agreement With Ping An International Financial Leasing Co., Ltd
BORROWINGS
Term of loan agreement											2 years					5 years
Interest-free half-year loan	¥ 157,000										¥ 49,263,000					¥ 157,000
Interest rate (in %)	3.80%															3.80%
Long-term Debt	¥ 157,000															¥ 157,000
Jiangxi Jinko Loan Agreement With Shangrao Changxi Trade Co.,Ltd
BORROWINGS
Long-term Debt	200,000															200,000
Rui Xu's Loan Agreement With Government Background Company
BORROWINGS
Term of loan agreement						5 years	5 years
Interest-free half-year loan						¥ 20,000	¥ 20,000
Interest rate (in %)						5.05%	5.05%
Long-term Debt	42,000															42,000	¥ 40,000
3-year loan agreement with Deutsche Bank Co.,Ltd
BORROWINGS
Interest-free half-year loan					¥ 75,000														$ 12
Interest rate (in %)					1.92%														1.92%
Long-term Debt	55,000															¥ 55,000
2-year loan agreement with Bank of Communications
BORROWINGS
Term of loan agreement																2 years	2 years
Interest-free half-year loan	¥ 50,000															¥ 50,000	¥ 100,000
Interest rate (in %)	3.30%															3.30%	3.65%	3.65%
Net book value collateralized																	¥ 110,000
Long-term Debt	¥ 49,500															¥ 49,500
2-year loan agreement with The Export-Import Bank of China with interest rate of 2.10
BORROWINGS
Term of loan agreement																	2 years
Interest-free half-year loan																	¥ 817,000	€ 110
Interest rate (in %)	2.10%															2.10%
2-year loan agreement with The Export-Import Bank of China with interest rate of 2.70
BORROWINGS
Interest-free half-year loan																	¥ 208,000
Interest rate (in %)																	2.70%	2.70%
3-year loan agreement with Industrial Bank Co. Ltd
BORROWINGS
Term of loan agreement																	3 years
Interest rate (in %)																	4.10%	4.10%
Long-term Debt																	¥ 149,000
7-year loan agreement with bank consortium
BORROWINGS
Term of loan agreement																	7 years
Interest rate (in %)	4.10%															4.10%
7-year loan agreement with Industrial Bank Co.,Ltd
BORROWINGS
Term of loan agreement																	7 years
Interest-free half-year loan																	¥ 31,000
Interest rate (in %)																	3.95%	3.95%
3-year loan agreement with China Everbright bank Co., ltd
BORROWINGS
Term of loan agreement																	3 years
Interest-free half-year loan																	¥ 240,000
Interest rate (in %)																	4.00%	4.00%
Long-term Debt																	¥ 240,000
Loan Agreement With Jinko Feidong
BORROWINGS
Term of loan agreement																	5 years
Interest-free half-year loan																	¥ 205,000
Interest rate (in %)	5.58%															5.58%
Long-term Debt	¥ 207,000															¥ 207,000	208,000
Outstanding balance in next 12 months	141,000															141,000	¥ 148,000
Loan Agreement With Anhui Jinko One
BORROWINGS
Interest rate (in %)																	5.58%	5.58%
Loan Agreement With Anhui Jinko Three
BORROWINGS
Interest-free half-year loan																	¥ 215,000
Loan Agreement With Jinko Leshan
BORROWINGS
Term of loan agreement			4 years
Interest-free half-year loan			¥ 150,000
Interest rate (in %)			5.18%
Government Background Companies | JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")
BORROWINGS
Capital injections								¥ 100,000								1,300,000
Government Background Companies | JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko")
BORROWINGS
Capital injections													¥ 1,070,000	¥ 1,070,000
Government Background Companies | JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu")
BORROWINGS
Capital injections																765,000
Government Background Companies | JinkoSolar (Shangrao) Co., Ltd. ("Jinko Shangrao")
BORROWINGS
Capital injections						¥ 50,000	¥ 150,000					¥ 4,500,000
Fixed annual return (as a percent)						5.18%	5.18%	5.18%
Interest rate (in %)																	10.00%	10.00%
Net book value collateralized	¥ 1,679,000															1,679,000	¥ 2,059,000
Carrying value of the loan																	0
Amount repaid																366,000
Government Background Companies | Jinko Solar Co., Ltd. ("Jiangxi Jinko")
BORROWINGS
Capital injections																	¥ 1,100,000
Equity interest that will be repurchased (as a percent)									30.00%
Investment Company | Shangrao Xinyuan
BORROWINGS
Capital injections																¥ 650,000
Fixed annual return of loan prime rate	1.1